U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1. Name and address of issuer: The California Muni Fund, 90 Washington Street, New York, New York 10006.

2.   Name of each series or class of funds for which this notice is filed:

3.   Investment Company Act File Number: 811-3674

     Securities Act File Number:  2-82143

4.   Last day of fiscal year for which this notice is filed: 12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
     declaration:                                                           [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.5): Not applicable

7. Number and aggregate sale price of securities of the same class or series sold during the fiscal year which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                      None

8. Number and aggregate sale price of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                      None

9.   Number and aggregate sale price of securities sold during the fiscal year:

     Number of securities sold during the fiscal year:                29,177,580
     Aggregate sale price of securities sold during the fiscal year: 234,552,576

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Number of securities sold during the fiscal year:                29,177,580
     Aggregate sale price of securities sold during the fiscal year: 234,552,576

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     Number of DRIP  securities  sold during the fiscal year:             58,802
     Aggregate sale price of DRIP Securities sold during the
     fiscal year:                                                        472,727

12.  Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the fiscal year
                  in reliance on rule 24f-2 (from Item 10):                          234,552,576

         (ii)     Aggregate price of shares issued in connection with dividend
                  reinvestment plans (from Item 11, if applicable):          +           472,727

         (iii)    Aggregate price of shares redeemed or repurchased
                  during the fiscal year (if applicable):                            230,620,776

         (iv)     Aggregate price of shares redeemed or repurchased
                  and applied as a reduction to filing fees pursuant to
                  rule 24e-2 (if applicable):                                +              NONE

         (v)      Net aggregate sale price of securities  sold during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii),
                  less line (iii), plus line (iv)] (if applicable):          +         4,404,527

         (vi)     Multiplier prescribed by Section 6(b) under the
                  Securities Act of 1933 or other applicable law or
                  regulation:                                                              /3300

         (vii)    Fee due [line (v) multiplied by line (vi)]:                           $1,334.71


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other
     Procedures (17 CFR 202.3a).                                          [x]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                               February 26, 1997

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

         By (Signature and Title)*          /s/  Vincent J. Malanga
                                            -------------------------
                                                 Vincent J. Malanga
                                                 President

         Date: February 27, 1997
         *Please print the name and title of the signing office below the signature


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